Financial Risk and Capital Management	12 Months Ended
Dec. 31, 2021
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Financial Risk and Capital Management
4	FINANCIAL RISK AND CAPITAL MANAGEMENT

4.1	Financial risk factors
The Group’s activities expose it to a variety of financial risks, including market risk, credit risk and liquidity risk.
(a) Market risk
Market risk is the possibility that changes in foreign exchange rates, interest rates and the prices of oil and gas products will adversely affect the value of assets, liabilities and expected future cash flows.
(i) Foreign exchange risk
The Group conducts its domestic business primarily in RMB, but maintains a portion of its assets in other currencies to pay for imported crude oil, natural gas, imported equipment and other materials and to meet foreign currency financial liabilities. The Group is exposed to currency risks arising from fluctuations in various foreign currency exchange rates against the RMB. The RMB is not a freely convertible currency and is regulated by the PRC government. Limitations on foreign exchange transactions imposed by the PRC government could cause future exchange rates to vary significantly from current or historical exchange rates.

Additionally, the Group operates internationally and foreign exchange risk arises from future acquisitions and commercial transactions, recognized assets and liabilities and net investments in foreign operations. Certain entities in the Group might use currency derivatives to manage such foreign exchange risk.
(ii) Interest rate risk
The Group has no significant interest rate risk on interest-bearing assets. The Group’s exposure to interest rate risk arises from its borrowings. The Group’s borrowings at floating rates expose the Group to cash flow interest rate risk and its borrowings at fixed rates expose the Group to fair value interest rate risk. However, the exposure to interest rate risk is not material to the Group. A detailed analysis of the Group’s borrowings, together with their respective interest rates and maturity dates, is included in Note 2
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.
(iii) Price risk
The Group is engaged in a wide range of oil and gas products-related activities. Prices of oil and gas products are affected by a wide range of global and domestic factors which are beyond the control of the Group. The fluctuations in such prices may have favorable or unfavorable impacts on the Group.
The Group uses derivative financial instruments, including commodity futures, commodity swaps and commodity options, to hedge some price risks efficiently.
As at 31 December 2021, the Group had certain commodity contracts of crude oil, refined oil products and chemical products designated as hedges. As at 31 December 2021, the fair value of such derivative hedging financial instruments is derivative financial assets of RMB 3,913 (2020: RMB 1,411) and derivative financial liabilities of RMB 3,881 (2020: RMB 3,709).
As at 31 December 2021, it is estimated that a general increase/decrease of USD 10 per barrel in basic price of derivative financial instruments, with all other variables held constant, would impact the fair value of derivative financial instruments, which would increase/decrease the Group’s profit for the year by approximately RMB 2,104 (2020: decrease/increase RMB 2,578), there is no effect on the Group’s other reserves (2020: Nil). This sensitivity analysis has been determined assuming that the change in prices had occurred at the balance sheet date and the change was applied to the Group’s derivative financial instruments at that date with exposure to commodity price risk.
(b) Credit risk
Credit risk arises from cash and cash equivalents, time deposits with banks, accounts receivable, prepayments and other current assets and intangible and other non-current
assets.
A substantial portion of the Group’s cash at bank and time deposits are placed with the major state-owned banks and financial institutions in China and management believes that the credit risk is low.
The Group performs ongoing assessment of the credit quality of its customers and sets appropriate credit limits taking into account the financial position and past history of defaults of customers. The aging analysis of accounts receivable (net of impairment of accounts receivable) is presented in Note 22.
The carrying amounts of cash and cash equivalents, time deposits placed with banks, accounts receivable, prepayments and other current assets and financial assets at fair value through other comprehensive income included in the consolidated statement of financial position represent the Group’s maximum exposure to credit risk. No other financial assets carry a significant exposure to credit risk.
The Group has no significant concentration of credit risk.
(c) Liquidity risk
Liquidity risk is the risk that the Group will encounter difficulty in meeting obligations associated with financial liabilities.
In managing its liquidity risk, the Group has access to funding at market rates through equity and debt markets, including using undrawn committed borrowing facilities to meet foreseeable borrowing requirements.
Given the low level of gearing and continued access to funding, the Group believes that its liquidity risk is not material.

Analysis of the Group’s borrowings and lease liabilities based on the remaining period at the date of the statement of financial position to the contractual maturity dates is presented in Note 2
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and Note 19.

4.2	Capital management
The Group’s objectives when managing capital are to safeguard its ability to continue as a going concern, optimize returns for owners and to minimize its cost of capital. In meeting its objectives of managing capital, the Group may issue new shares, adjust its debt levels or the mix between short-term and long-term borrowings.
The Group monitors capital on the basis of the gearing ratio which is calculated as interest-bearing borrowings / (interest-bearing borrowings + total equity), interest-bearing borrowings include short-term and long-term borrowings. The gearing ratio at December 31, 2021 is 19.5% (December 31, 2020: 21.3%).

4.3	Fair value estimation
The methods and assumptions applied in determining the fair value of each class of financial assets and financial liabilities of the Group at December 31, 2021 and 2020 are disclosed in the respective accounting policies.
The carrying amounts of the following financial assets and financial liabilities approximate their fair value as all of them are short-term in nature: cash and cash equivalents, time deposits with maturities over three months but within one year, accounts receivable, other receivables, trade payables, other payables and short-term borrowings. The fair values of fixed rate long-term borrowings are likely to be different from their respective carrying amounts. Analysis of the fair values and carrying amounts of long-term borrowings is presented in Note 2
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.
The Group’s investments in derivative financial instruments and FVOCI are measured at fair value on the balance sheet date. The fair value of derivative financial instruments are mainly categorised into Level 1 and Level 2 of the fair value hierarchy, which are based on the unadjusted quoted prices in active markets for identical assets or liabilities as inputs used in the valuation techniques, or the inputs other than quoted prices included within Level 1 that are observable either directly or indirectly. Trade accounts receivable and bills receivable in FVOCI are mainly categorised into Level 3 of the fair value hierarchy, which are based on that trade accounts receivable and bills receivable are mainly short-term bills of acceptance issued by banks, their fair values approximate the face values of the bills. The equity investments in FVOCI that are not held for trading are measured at fair value at the end of the reporting period. The fair value of such equity investments are mainly categorised into Level 1 of the fair value hierarchy, which are based on the unadjusted quoted prices in active markets for identical assets or liabilities as inputs used in the valuation techniques.
As of December 31, 2021, financial assets and financial liabilities continuing to be measured at fair value are listed as follows in three levels:

	Level 1	Level 2	Level 3	Total
	RMB	RMB	RMB	RMB
Assets
Accounts receivable:
– Derivative financial assets	2,625	1,288	—	3,913
Financial assets at fair value through other comprehensive income:
– Bills receivable	—	—	3,975	3,975
– Other Investments	905	—	263	1,168

	3,530	1,288	4,238	9,056

Liabilities
Accounts payable and accrued liabilities:
– Derivative financial liabilities	726	3,155	—	3,881

	726	3,155	—	3,881

As of December 31, 2020, financial assets and financial liabilities continuing to be measured at fair value are listed as follows in three levels:

	Level 1	Level 2	Level 3	Total
	RMB	RMB	RMB	RMB
Assets
Accounts receivable:
– Derivative financial assets	238	1,173	—	1,411
Financial assets at fair value through other comprehensive income:
– Bills receivable	—	—	8,076	8,076
– Other Investments	653	—	249	902

	891	1,173	8,325	10,389

Liabilities
Accounts payable and accrued liabilities:
– Derivative financial liabilities	2,813	896	—	3,709

	2,813	896	—	3,709

The Group uses discounted cash flow model with inputted interest rate and commodity index, which were influenced by historical fluctuation and the probability of market fluctuation, to evaluate the fair value of the bills receivable classified as Level 3 financial assets.